Finance Costs - Summary of Finance Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash finance expense
Other finance costs	$ 81	$ 178
Interest expense	81	178
Non-cash finance expense (income)
Change in fair value of investment at FVTPL	3,317	36,087
Accretion on lease liabilities	7,921	5,903
Financial guarantee liability recovery	(139)	(59)
Other	1,039	89
Non-cash finance expense (income)	12,138	42,020
Interest income	(857)	(884)
Finance costs	$ 11,362	$ 41,314